Changes in Valuation Allowance for Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Valuation allowance as of beginning of year	$ 3,812	$ 2,504
Decreases recorded as benefit to income tax provision Increases recorded to income tax provision	4,253	1,308
Valuation allowance as of end of year	$ 8,065	$ 3,812